Investment securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
The amortized cost, related unrealized gross gain (loss) and fair value of securities available-for-sale by country risk and type of debt, are as follows:

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
(In thousands of US$)	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Brazil	41,439	11	778	40,672
Colombia	44,536	65	1,351	43,250
Chile	21,807	15	751	21,071
Honduras	9,400	-	136	9,264
Panama	7,159	-	78	7,081
Peru	29,439	42	674	28,807
Venezuela	29,871	-	1,848	28,023
	183,651	133	5,616	178,168

Sovereign debt:
Brazil	32,751	936	645	33,042
Colombia	42,776	-	1,125	41,651
Chile	20,772	12	610	20,174
Mexico	35,730	-	2,445	33,285
Panama	12,485	71	553	12,003
Peru	11,589	-	65	11,524
Trinidad and Tobago	4,665	-	144	4,521
	160,768	1,019	5,587	156,200

Total	344,419	1,152	11,203	334,368

	December 31, 2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands of US$)	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Brazil	13,581	158	-	13,739
Colombia	986	60	-	1,046
Chile	1,967	87	-	2,054
Peru	530	17	-	547
	17,064	322	-	17,386

Sovereign debt:
Brazil	28,783	1,965	-	30,748
Colombia	15,489	-	199	15,290
Chile	1,061	1	-	1,062
Honduras	15,986	224	-	16,210
Mexico	20,553	1,779	-	22,332
Panama	37,845	1,828	-	39,673
Venezuela	39,548	801	33	40,316
	159,265	6,598	232	165,631

Total	176,329	6,920	232	183,017

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Table Text Block]
The following table discloses those securities that have had unrealized losses for less than 12 months and for 12 months or longer:

	December 31, 2013
(In thousands of US$)	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair	Gross	Fair	Gross	Fair	Gross
	Value	Losses	Value	Losses	Value	Losses

Corporate debt	136,895	5,113	6,866	503	143,761	5,616
Sovereign debt	107,239	5,210	18,557	377	125,796	5,587
	244,134	10,323	25,423	880	269,557	11,203

	December 31, 2012
(In thousands of US$)	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair	Gross	Fair	Gross	Fair	Gross
	Value	Losses	Value	Losses	Value	Losses

Sovereign debt	10,188	79	10,009	153	20,197	232
	10,188	79	10,009	153	20,197	232

Schedule of Realized Gain (Loss) [Table Text Block]
The following table presents the realized gains and losses on sale of securities available-for-sale:

	Year ended December 31
(In thousands of US$)	2013	2012	2011

Gains	1,523	6,141	3,825
Losses	(1)	(111)	(412)
Net	1,522	6,030	3,413

Held-to-maturity Securities [Table Text Block]
The amortized cost and fair value of securities available-for-sale by contractual maturity as of December 31, 2013, are shown in the following table:

	Amortized	Fair
(In thousands of US$)	Cost	Value

Due within 1 year	25,970	26,257
After 1 year but within 5 years	177,810	176,622
After 5 years but within 10 years	140,639	131,489
	344,419	334,368

Schedule Of Amortized cost And Fair value And Unrealized Gross Gain Of Held To Maturity Securities [Table Text Block]
The amortized cost, related unrealized gross gain (loss) and fair value of securities held-to-maturity by country risk and type of debt are as follows:

	December 31, 2013
	Amortized	Unrealized	Unrealized	Fair
(In thousands of US$)	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Costa Rica	2,000	-	-	2,000
Honduras	4,118	-	-	4,118
Panama	14,634	8	18	14,624
	20,752	8	18	20,742

Sovereign debt:
Colombia	13,007	-	115	12,892

Total	33,759	8	133	33,634

	December 31, 2012
	Amortized	Unrealized	Unrealized	Fair
(In thousands of US$)	Cost	Gross Gain	Gross Loss	Value
Corporate debt:
Panama	12,660	-	-	12,660

Sovereign debt:
Colombia	13,011	4	3	13,012
Honduras	6,442	9	19	6,432
Panama	2,000	45	-	2,045
	21,453	58	22	21,489

Total	34,113	58	22	34,149

Schedule Of Amortized Cost Of Securities Held To Maturity [Table Text Block]
The amortized cost and fair value of securities held-to-maturity by contractual maturity as of December 31, 2013, are shown in the following table:

	Amortized	Fair
(In thousands of US$)	Cost	Value

Due within 1 year	18,701	18,709
After 1 year but within 5 years	15,058	14,925
	33,759	33,634